Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Extinguishment of Debt [Line Items]
Operating lease right-of-use assets		$ 61,796	$ 159,638
Vessels [Member]
Extinguishment of Debt [Line Items]
Operating lease right-of-use assets		50,700
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		$ 50,700
Teekay LNG | Toledo Spirit [Member] | Obligations [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	$ 23,600